Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38049
Entity Registrant Name	AZUL SA
Entity Central Index Key	0001432364
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Marcos Penteado de Ulhôa Rodrigues, n. 939, 8th floorEdifício Jatobá, Condomínio Castelo Branco Office Park
Entity Address, City or Town	Barueri
Entity Address, Postal Zip Code	06460-040
Entity Address, Country	BR
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Avenida Marcos Penteado de Ulhôa Rodrigues, n. 939, 8th floorEdifício Jatobá, Condomínio Castelo Branco Office Park
Entity Address, City or Town	Barueri
Entity Address, Postal Zip Code	06460-040
Entity Address, Country	BR
Contact Personnel Name	Alexandre Wagner Malfitani
Contact Personnel Email Address	invest@voeazul.com.br
Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	928,965,058
Preference Shares
Document Information [Line Items]
Title of 12(b) Security	Preferred Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	333,680,010
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing three Preferred Shares
Trading Symbol	AZUL
Security Exchange Name	NYSE